Note 11 - Subsequent Events (Details Textual) - USD ($)		1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 27, 2017	Mar. 17, 2017	Mar. 31, 2017	Dec. 31, 2013	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015
Proceeds from Convertible Debt				$ 3,100,000	$ 3,100,000	$ 3,059,000
Convertible Debt [Member]
Proceeds from Convertible Debt						3,076,000
Debt Instrument, Interest Rate, Stated Percentage					5.00%
Debt Instrument, Convertible, Conversion Price					$ 1.125
Debt Conversion, Original Debt, Amount						$ 2,750,000
Debt Conversion, Converted Instrument, Shares Issued				4,183,333				200,776
Convertible Debt [Member] | Scenario, Forecast [Member]
Debt Conversion, Original Debt, Amount	$ 3,000,000
Debt Conversion, Converted Instrument, Shares Issued	4,183,333
Debt Conversion, Original Debt Accrued Interest, Amount	$ 137,500
Subsequent Event [Member]
Proceeds from Convertible Debt			$ 3,100,000
Subsequent Event [Member] | Beneficial Owner [Member]
Ownership Percentage			10.00%
Subsequent Event [Member] | Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Debt Instrument, Debt Default, Settlement Offer Conversion Rate		$ 0.75
Debt Instrument, Convertible, Conversion Price, Discount		$ 0.375
Debt Instrument, Convertible, Conversion Price, Discount rate		33.30%
Debt Instrument, Convertible, Conversion Price		$ 1.125
Subsequent Event [Member] | Convertible Debt [Member] | Beneficial Owner [Member]
Proceeds from Related Party Debt			$ 200,000